Supplemental Financial Information - Other Income (Expense), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Nonoperating Income (Expense) [Abstract]
Other income from research and development contrracts	$ 1,622	$ 5,789
Miscellaneous income (expense)	496	(123)
Other income, net	$ 2,118	$ 5,666